Document and Entity Information	May 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 11, 2026
Entity Registrant Name	Accendra Health, Inc
Entity Incorporation State Country Code	VA
Entity File Number	001-09810
Entity Tax Identification Number	54-1701843
Entity Address Address Line 1	4435 Waterfront Drive, Suite 300
Entity Address City Or Town	Glen Allen
Entity Address Postal Zip Code	23060
Entity Address State Or Province	VA
City Area Code	(804)
Local Phone Number	277-4304
Security 12b Title	Common Stock, $2 par value per share
Trading Symbol	ACH
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000075252
Amendment Flag	false